Lease Liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Lease Liabilities (Details) [Line Items]
Operating lease income	¥ 3.1	¥ 2.9	¥ 2.4
Depreciation charges	¥ 2.9		¥ 2.3
Minimum [Member]
Lease Liabilities (Details) [Line Items]
Lease period	1 year
Maximum [Member]
Lease Liabilities (Details) [Line Items]
Lease period	3 years
Corresponding Equipment [Member]
Lease Liabilities (Details) [Line Items]
Depreciation charges		¥ 2.7